Segment Information	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Segment Reporting [Abstract]
Segment Information

11. Segment Information

The Company conducts its business through two reportable business segments: the Human Services Segment and the Post-Acute Specialty Rehabilitation Services (“SRS”) Segment.

Through the Human Services Segment, the Company primarily provides home and community-based human services to adults and children with intellectual and developmental disabilities (“I/DD”), and to youth with emotional, behavioral and/or medically complex challenges (“ARY”) and, beginning in the quarter ended September 30, 2014, to elders. The operations of the Human Services Segment have been organized by management into three business units based upon geography and clients served. These business units, which comprise three operating segments, have been aggregated based on the criteria set forth in ASC Topic 280, Segment Reporting. Through the SRS Segment, the Company delivers services to individuals who have suffered acquired brain injury, spinal injuries and other catastrophic injuries and illnesses. The operations of the SRS Segment have been organized by management into two business units, NeuroRestorative and CareMeridian, based upon service type. The NeuroRestorative operating group provides behavioral therapies to brain injured clients in post-acute community settings and the CareMeridian operating group provides a higher level of medical support to traumatically injured clients. These business units, which comprise two operating segments, have been aggregated based on the criteria set forth in ASC Topic 280, Segment Reporting. Each operating segment is aligned with the Company’s reporting structure and has a segment manager that is directly accountable for its operations and regularly reports results to the chief operating decision maker for the purpose of evaluating these results and making decisions regarding resource allocations.

The Company evaluates performance based on income from operations. Income from operations is revenue less operating expenses and is not affected by other income (expense) or by income taxes.

Activities classified as “Corporate” in the table below relate primarily to unallocated home office expenses.

The following table is a financial summary by reportable segments for the periods indicated (in thousands):

For the nine months ended June 30,	Human Services	Post-Acute Specialty Rehabilitation Services	Corporate	Consolidated
2015
Net revenue	$820,112	$195,652	$—	$1,015,764
Income (loss) from operations	77,812	19,229	(51,031)	46,010
Total assets	616,217	257,702	183,341	1,057,260
Depreciation and amortization	45,303	17,137	1,838	64,278
Purchases of property and equipment	15,803	12,162	2,345	30,310
Income (loss) from continuing operations before income taxes	40,183	10,665	(51,259)	(411)
2014
Net revenue	$758,872	$169,675	$—	$928,547
Income (loss) from operations	71,894	12,414	(40,213)	44,095
Depreciation and amortization	34,689	14,021	1,884	50,594
Purchases of property and equipment	11,110	10,661	2,500	24,271
Income (loss) from continuing operations before income taxes	17,351	587	(42,123)	(24,185)

Revenue derived from contracts with state and local governmental payors in the state of Minnesota, the Company’s largest state, which is included in the Human Services segment, accounted for approximately 15% and 14% for the nine months ended June 30, 2015 and 2014, respectively.

18. Segment Information

The Company conducts its business through two reportable business segments: the Human Services Segment and the Post-Acute Specialty Rehabilitation Services (“SRS”) Segment.

Through the Human Services Segment, the Company primarily provides home and community-based human services to adults and children with intellectual and development disabilities (“I/DD”), and to youth with emotional, behavioral and/or medically complex challenges (“ARY”). The operations of the Human Services Segment have been organized by management based upon geography. The geographical regions, which comprise three operating segments, have been aggregated based on the criteria set forth in ASC Topic 280, Segment Reporting. Through the SRS Segment, the Company delivers services to individuals who have suffered acquired brain injury, spinal injuries and other catastrophic injuries and illnesses. The operations of the SRS Segment have been organized by management into two business units, NeuroRestorative and CareMeridian, based upon service type. The NeuroRestorative operating group provides behavioral therapies to brain injured clients in post-acute community settings and the CareMeridian operating group provides a higher level of medical support to traumatically injured clients. These business units, which comprise two operating segments, have been aggregated based on the criteria set forth in ASC Topic 280, Segment Reporting. Each operating segment is aligned with the Company’s reporting structure and has a segment manager that is directly accountable for its operations and regularly reports results to the chief operating decision maker for the purpose of evaluating these results and making decisions regarding resource allocations.

The Company evaluates performance based on income from operations. Income from operations is revenue less operating expenses and is not affected by other income (expense) or by income taxes.

Activities classified as “Corporate” in the table below relate primarily to unallocated home office expenses.

The following table is a financial summary by reportable segments for the periods indicated (in thousands):

The following is a financial summary by reportable operating segment for the periods indicated (in thousands):

For the Year Ended September 30,	Human Services	Post-Acute Specialty Rehabilitation Services	Corporate	Consolidated
2014
Net revenue	$1,025,672	$230,166	$—	1,255,838
Income (loss) from operations	97,916	17,561	(55,211)	60,266
Total assets	634,989	222,475	350,490	1,207,954
Depreciation and amortization	45,576	19,177	2,735	67,488
Purchases of property and equipment	15,907	16,250	3,138	35,295
Income (loss) from continuing operations before income taxes	23,024	1,231	(57,151)	(32,896)
2013
Net revenue	$974,088	$208,421	$—	1,182,509
Income (loss) from operations	90,477	17,293	(55,636)	52,134
Total assets	655,140	207,475	158,654	1,021,269
Depreciation and amortization	45,239	15,948	2,386	63,573
Purchases of property and equipment	17,791	10,491	3,619	31,901
Income (loss) from continuing operations before income taxes	25,369	3,893	(55,516)	(26,254)
2012
Net revenue	$921,885	$185,466	$—	1,107,351
Income (loss) from operations	78,738	20,376	(53,071)	46,043
Total assets	692,015	216,663	137,202	1,045,880
Depreciation and amortization	42,821	14,389	2,777	59,987
Purchases of property and equipment	17,659	10,218	2,118	29,995
Income (loss) from continuing operations before income taxes	13,637	7,798	(55,832)	(34,397)

Revenue derived from contracts with state and local government payors in the state of Minnesota, the Company’s largest state, which is included in the Human Services segment, accounted for approximately 14% of the Company’s revenue for the fiscal years ended September 30, 2014 and 2013 and 15% of revenue for fiscal year ended September 30, 2012.